Derivative Financial Instruments Swaps Activity (Details) - Orbitz - Interest Rate Swap [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Gain in Other Comprehensive Income	$ 0
(Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	0
Gain/(Loss) Recognized in Income (Ineffective Portion and the Amount Excluded from Effectiveness Testing)	$ 0